GOODWILL	12 Months Ended
Dec. 31, 2023
GOODWILL
GOODWILL

7. GOODWILL

On July 15, 2017, the Group acquired 66.67% of the equity interests in the Tasgen Group by issuing convertible preferred shares, and controlled the board of directors and business of I-Mab Tianjin since then. Tasgen Group is principally engaged in the research and development of innovative medicines and the Group acquired Tasgen Group for its research team, technical experience, and IPR&D pipeline assets (see Note 6). As of December 31, 2022, the goodwill of RMB162,574 represented the goodwill generated from the aforementioned acquisition of Tasgen Group and the business of Tasgen Group was fully integrated into the Company after the acquisition.

As of December 31, 2022 and 2023, the Group performed the quantitative impairment test by comparing the Group’s single reporting unit’s carrying amount, including goodwill, to its fair value. The Group’s single reporting unit fair value was determined using discounted cash flows based on ten-year financial projections with future revenues assumption for direct product sales of each pipeline plus a terminal value related to cash flows beyond the projection period extrapolated at an estimated terminal growth rate. A pre-tax discount rate was applied, which reflected an assessment of time value and specific risks relating to the industries that the Group operates in. The probabilities of the success of the clinical trials based on the status of these trials and reference to the industry benchmark were also incorporated into the assumption of future revenues. Management leveraged their experiences in the industries and provided forecast based on past performance and their anticipation of future business and market developments.

As of December 31, 2022, management had not identified reasonably possible change in key assumptions that could cause carrying amounts of the Group’s single reporting unit to exceed the fair value as material headroom resulted from the impairment reviews over their respective carrying amounts. No impairment was recognized for the year ended December 31, 2022.

As of December 31, 2023, as result of the impairment assessment, management identified that the carrying amount of the Group’s single reporting unit had exceeded its fair value. Therefore, the Group recognized a full impairment of RMB162,574 (US$22,898) against the goodwill balance. The goodwill impairment resulted from the Group’s annual impairment analysis and reflects the continued disconnet between I-Mab’s anticipated future performance and present uncertainty reflected in its market valuation.